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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01604

                          Pioneer Growth Shares Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                     GROWTH
                                     SHARES

                                   Semiannual
                                     Report
                                    6/30/06

                                [LOGO] PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2

Portfolio Management Discussion               4

Portfolio Summary                             7

Prices and Distributions                      8

Performance Update                            9

Comparing Ongoing Fund Expenses              15

Schedule of Investments                      17

Financial Statements                         22

Notes to Financial Statements                32

Trustees, Officers and Service Providers     40

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

The domestic stock market produced modest returns over the first half of 2006. The stock market began the year with a strong rally, but the bull market faded in May and June as investors focused more on the possibility that rising interest rates might stall the economy. As they have done in the two previous years, value stocks tended to outperform growth, and highly cyclical companies, including those with exposures to commodities, outperformed traditional growth companies. In the following interview, Christopher M. Galizio and Stephen A. Balter, co-managers of Pioneer Growth Shares, discuss the markets and the factors that influenced performance over the six months.

Q:  How did the Fund perform during the six months ended June 30, 2006?

A: Pioneer Growth Shares Class A shares had a total return of -3.04% for the six months, at net asset value. During the same period, the Russell 1000 Growth Index produced a total return of -0.93%, while the average return of the 494 funds in Lipper's Large-Cap Growth Fund category was -2.36%

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were your principal strategies, and how did they influence performance?

A: The Fund was positioned to benefit from a growth environment, with an emphasis on those companies, including health care companies and information technology corporations, that were likely beneficiaries of long-term trends. We thought - and continue to believe - that the best investment values can be found in those sectors. However, the emphasis hurt results during the six months, when cyclical companies in sectors such as materials and industrials tended to lead the market.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    We have favored health care because of the opportunities available to it as the large baby boomer generation ages and requires more health care services and products, including medical devices as well as pharmaceuticals. These companies have underperformed recently, however, and we believe they offer very attractive prices. We favored information technology corporations because of the growth of the Internet and the demand for more complex files, including video, which generates more demand for hardware, including switches, routers and other devices. Companies such as Cisco Systems and F5 Networks are potential beneficiaries of this multi-year trend.

    As we increased the exposure to those areas, we reduced positions in energy and materials, both of which looked very expensive. However, these decisions did not help results for the six months, as energy and materials continued to gain, while health care and information technology continued to underperform.

Q: What were some of the individual investments that most affected results for the six months?

A: Two of the most significant detractors were health care companies, Boston Scientific and Teva Pharmaceuticals. Each declined for a company-specific reason. Boston Scientific, a leader producer of devices used in cardiac therapies, won a bidding war against Johnson & Johnson and acquired another cardiac device company, Guidant. Investors generally believed Boston Scientific overpaid for Guidant. We tend to agree with that opinion, but we think that the combination of Boston Scientific and Guidant will be a powerful company with excellent prospects over the longer term. Teva is a leading manufacturer of generic pharmaceuticals. However, investors became concerned about future revenues from generic drugs if prices start falling because of the greater emphasis on controlling health care costs.

    Several holdings had positive impacts on results. One was TXU, the Texas-based utility, which lowered its costs by placing greater emphasis on coal-fired plants at the same time it received favorable regulatory rulings regarding rate structures. Cisco Systems contributed as its routers remained in strong demand from Internet activity, while pharmacy chain CVS successfully

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                            (continued)
--------------------------------------------------------------------------------

    integrated two acquisitions into its operations and exceeded earnings expectations.

Q:  What is your investment outlook?

A: At the midpoint of 2006, the financial markets are encountering a number of challenges that are worsened by rising geopolitical tensions. The economy appears to be slowing, primarily as a result of hikes in interest rates, but also because of rising energy and commodity prices. In this environment, stock prices are likely to move unevenly, and individual stock selection will be important in influencing results.

    We think large-cap growth stocks are undervalued relative to the rest of the market and represent the most attractive pool in which to invest. The stock prices of these companies are low relative both to their potential earnings growth rates and to historical trends.

    We currently continue to favor these companies, whose time for performance is, we believe, long overdue.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                             87.8%
Temporary Cash Investment                       6.8%
Depositary Receipts for International Stocks    5.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Information Technology                  30.7%
Health Care                             23.1%
Industrials                             11.8%
Consumer Discretionary                  11.8%
Consumer Staples                        10.6%
Financials                               5.5%
Utilities                                2.8%
Energy                                   1.9%
Materials                                1.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

-------------------------------------------
 1.    Microsoft Corp.              5.22%
-------------------------------------------
 2.    Cisco Systems, Inc.          4.18
-------------------------------------------
 3.    Altria Group, Inc.           4.14
-------------------------------------------
 4.    Amgen, Inc.                  4.02
-------------------------------------------
 5.    Boston Scientific Corp.      3.99
-------------------------------------------
 6.    General Electric Co.         3.52
-------------------------------------------
 7.    Home Depot, Inc.             3.52
-------------------------------------------
 8.    Procter & Gamble Co.         3.47
-------------------------------------------
 9.    Texas Instruments, Inc.      3.23
-------------------------------------------
10.    Dell, Inc.                   2.92

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

         Class          6/30/06   12/31/05
         -----          -------   --------
            A           $12.14    $12.52
            B           $10.95    $11.35
            C           $11.08    $11.48
     Investor Class     $12.22    $12.56
            R           $12.08    $12.47
            Y           $12.84    $13.19

Distributions Per Share
--------------------------------------------------------------------------------

                                    1/1/06 - 6/30/06
                                    ----------------
                            Net
                        Investment     Short-Term      Long-Term
         Class            Income     Capital Gains   Capital Gains
         -----          ----------   -------------   -------------
            A           $       -     $       -       $       -
            B           $       -     $       -       $       -
            C           $       -     $       -       $       -
     Investor Class     $       -     $       -       $       -
            R           $       -     $       -       $       -
            Y           $       -     $       -       $       -

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares at public offering price, compared to that of the Russell 1000 Growth Index.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

        Pioneer           Russell
        Growth          1000 Growth
        Shares            Index
6/96     9,425            10,000
        14,142            13,134
6/98    19,925            17,257
        23,745            21,962
6/00    22,777            27,598
        18,964            17,615
6/02    12,501            12,949
        12,501            13,330
6/04    13,665            15,713
        14,391            15,977
6/06    14,733            16,954

            Average Annual Total Returns
                (As of June 30, 2006)

                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
10 Years                     4.57%       3.95%
5 Years                     -4.92       -6.04
1 Year                       2.38       -3.48

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

        Pioneer           Russell
        Growth          1000 Growth
        Shares            Index
6/96    10,000           10,000
        14,889           13,134
6/98    20,804           17,257
        24,593           21,962
6/00    23,408           27,598
        19,343           17,615
6/02    12,659           12,949
        12,541           13,330
6/04    13,563           15,713
        14,166           15,977
6/06    14,350           16,954

          Average Annual Total Returns
              (As of June 30, 2006)

                             If         If
Period                       Held     Redeemed
10 Years                     3.68%      3.68%
5 Years                     -5.80      -5.80
1 Year                       1.30      -2.70

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

        Pioneer           Russell
        Growth          1000 Growth
        Shares            Index
6/96    10,000            10,000
        14,951            13,134
6/98    20,918            17,257
        24,751            21,962
6/00    23,542            27,598
        19,458            17,615
6/02    12,745            12,949
        12,627            13,330
6/04    13,687            15,713
        14,302            15,977
6/06    14,499            16,954

          Average Annual Total Returns
              (As of June 30, 2006)

                              If         If
Period                       Held     Redeemed
10 Years                     3.78%      3.78%
5 Years                     -5.71      -5.71
1 Year                       1.37       1.37

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

        Pioneer           Russell
        Growth          1000 Growth
        Shares            Index
12/04   10,000            10,000
 6/05    9,802             9,828
 6/06   10,066            10,429

          Average Annual Total Returns
              (As of June 30, 2006)

                              If         If
Period                       Held     Redeemed
Life-of-Class
(12/11/04)                   2.50%      2.50%
1 Year                       2.69       2.69

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares Fund, compared to that of the Russell 1000 Growth Index.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

        Pioneer           Russell
        Growth          1000 Growth
        Shares            Index
6/96    10,000            10,000
        14,929            13,134
6/98    20,931            17,257
        24,819            21,962
6/00    23,688            27,598
        19,624            17,615
6/02    12,870            12,949
        12,834            13,330
6/04    14,040            15,713
        14,781            15,977
6/06    15,083            16,954

          Average Annual Total Returns
              (As of June 30, 2006)

                               If         If
Period                        Held     Redeemed
10 Years                      4.20%      4.20%
5 Years                      -5.13      -5.13
1 Year                        2.04       2.04

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Growth Shares, compared to that of the Russell 1000 Growth Index.

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

        Pioneer           Russell
        Growth          1000 Growth
        Shares            Index
4/98    10,000            10,000
        10,269            10,311
6/99    12,288            13,123
        11,959            16,491
6/01    10,027            10,525
         6,650             7,737
6/03     6,699             7,965
         7,373             9,389
6/05     7,824             9,547
         8,064            10,131

          Average Annual Total Returns
              (As of June 30, 2006)

                               If         If
Period                        Held     Redeemed
10 Years                      5.20%      5.20%
5 Years                      -4.27      -4.27
1 Year                        3.07       3.07

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Growth Shares
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares

Based on actual returns from January 1, 2006 through June 30, 2006


                                                              Investor
Share Class                A            B            C          Class          R            Y
--------------------------------------------------------------------------------------------------
Beginning Account    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/06

Ending Account       $  969.60    $  964.80    $  965.20    $  971.40    $  968.70    $  973.50
Value On 6/30/06

Expenses Paid        $    6.69    $   11.79    $   11.16    $    5.62    $    7.76    $    3.47
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, 2.42%, 2.29%, 1.15%, 1.59% and 0.71%, for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Growth Shares
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006

                                                             Investor
Share Class               A            B            C          Class          R            Y
-------------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 1/1/06

Ending Account      $1,018.00    $1,012.79    $1,013.44    $1,019.09    $1,016.91    $1,021.27
Value On 6/30/06

Expenses Paid       $    6.85    $   12.08    $   11.43    $    5.76    $    7.95    $    3.56
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, 2.42%, 2.29%, 1.15%, 1.59% and 0.71%, for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                      Value
              COMMON STOCKS - 100.1%
              Energy - 1.9%
              Integrated Oil & Gas - 1.9%
  91,900      ConocoPhillips                           $  6,022,207
 133,800      Repsol SA (A.D.R.)                          3,754,428
                                                       ------------
                                                       $  9,776,635
                                                       ------------
              Total Energy                             $  9,776,635
                                                       ------------
              Materials - 1.8%
              Diversified Chemical - 1.8%
 235,400      Dow Chemical Co.                         $  9,187,662
                                                       ------------
              Total Materials                          $  9,187,662
                                                       ------------
              Capital Goods - 11.8%
              Aerospace & Defense - 3.7%
  63,800      L-3 Communications Holdings, Inc.        $  4,811,796
 217,000      United Technologies Corp.                  13,762,140
                                                       ------------
                                                       $ 18,573,936
                                                       ------------
              Industrial Conglomerates - 8.1%
 159,600      3M Co.                                   $ 12,890,892
 533,700      General Electric Co.                       17,590,752
 362,200      Tyco International, Ltd.                    9,960,500
                                                       ------------
                                                       $ 40,442,144
                                                       ------------
              Total Capital Goods                      $ 59,016,080
                                                       ------------
              Consumer Durables & Apparel - 1.4%
              Footwear - 1.4%
  83,200      Nike, Inc.                               $  6,739,200
                                                       ------------
              Total Consumer Durables & Apparel        $  6,739,200
                                                       ------------
              Consumer Services - 1.3%
              Hotels, Resorts & Cruise Lines - 1.3%
 153,000      Carnival Corp. (b)                       $  6,386,220
                                                       ------------
              Total Consumer Services                  $  6,386,220
                                                       ------------
              Media - 2.1%
              Broadcasting & Cable TV - 1.1%
  62,255      Liberty Media Holding Corp.*             $  5,215,101
                                                       ------------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
              Movies & Entertainment - 1.0%
  140,150     Viacom, Inc. (Class B)                     $  5,022,976
                                                         ------------
              Total Media                                $ 10,238,077
                                                         ------------
              Retailing - 7.1%
              Apparel Retail - 3.6%
  179,200     Abercrombie & Fitch Co.                    $  9,933,056
  353,400     TJX Companies, Inc.                           8,078,724
                                                         ------------
                                                         $ 18,011,780
                                                         ------------
              Home Improvement Retail - 3.5%
  491,400     Home Depot, Inc.                           $ 17,587,206
                                                         ------------
              Total Retailing                            $ 35,598,986
                                                         ------------
              Food & Drug Retailing - 2.2%
              Drug Retail - 2.2%
  363,000     CVS Corp.                                  $ 11,144,100
                                                         ------------
              Total Food & Drug Retailing                $ 11,144,100
                                                         ------------
              Food, Beverage & Tobacco - 4.9%
              Soft Drinks - 0.8%
   45,900     Fomento Economico Mexicano SA de C.V.*     $  3,842,748
                                                         ------------
              Tobacco - 4.1%
  281,900     Altria Group, Inc.                         $ 20,699,917
                                                         ------------
              Total Food, Beverage & Tobacco             $ 24,542,665
                                                         ------------
              Household & Personal Products - 3.5%
              Household Products - 3.5%
  311,800     Procter & Gamble Co.                       $ 17,336,080
                                                         ------------
              Total Household & Personal Products        $ 17,336,080
                                                         ------------
              Health Care Equipment & Services - 7.9%
              Health Care Equipment - 5.5%
  247,900     Biomet, Inc.                               $  7,756,791
1,184,506     Boston Scientific Corp.*                     19,947,081
                                                         ------------
                                                         $ 27,703,872
                                                         ------------
              Health Care Supplies - 1.2%
  132,400     Cooper Companies, Inc. (b)                 $  5,863,996
                                                         ------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                         Value
              Managed Health Care - 1.2%
  149,900     AETNA, Inc.*                                 $  5,985,507
                                                           ------------
              Total Health Care Equipment & Services       $ 39,553,375
                                                           ------------
              Pharmaceuticals & Biotechnology - 15.2%
              Biotechnology - 5.8%
  308,000     Amgen, Inc.*                                 $ 20,090,840
  148,700     Gilead Sciences, Inc.*                          8,797,092
                                                           ------------
                                                           $ 28,887,932
                                                           ------------
              Pharmaceuticals - 9.4%
  175,300     Astrazeneca Plc (A.D.R.)                     $ 10,486,446
  161,000     Eli Lilly & Co.                                 8,898,470
  188,000     Johnson & Johnson                              11,264,960
  282,596     Par Pharmaceutical Co., Inc.*(b)                5,216,722
  350,128     Teva Pharmaceutical Industries, Ltd. (b)       11,060,544
                                                           ------------
                                                           $ 46,927,142
                                                           ------------
              Total Pharmaceuticals & Biotechnology        $ 75,815,074
                                                           ------------
              Diversified Financials - 5.5%
              Asset Management & Custody Banks - 2.2%
   89,700     Franklin Resources, Inc.*                    $  7,786,857
   33,200     Legg Mason, Inc.*                               3,304,064
                                                           ------------
                                                           $ 11,090,921
                                                           ------------
              Consumer Finance - 2.3%
  210,600     American Express Co.                         $ 11,208,132
                                                           ------------
              Investment Banking & Brokerage - 1.0%
   73,100     Merrill Lynch & Co., Inc.                    $  5,084,836
                                                           ------------
              Total Diversified Financials                 $ 27,383,889
                                                           ------------
              Software & Services - 7.9%
              Systems Software - 7.9%
  627,300     Macrovision Corp.*                           $ 13,499,496
1,120,500     Microsoft Corp.                                26,107,650
                                                           ------------
                                                           $ 39,607,146
                                                           ------------
              Total Software & Services                    $ 39,607,146
                                                           ------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Growth Shares
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
               Technology Hardware & Equipment - 18.4%
               Communications Equipment - 12.4%
1,068,800      Cisco Systems, Inc.*                      $ 20,873,664
  388,700      Corning, Inc.*                               9,402,653
  101,613      F5 Networks, Inc.*                           5,434,263
  299,800      Foundry Networks, Inc.*                      3,195,868
  675,000      Juniper Networks, Inc.*                     10,793,250
  593,500      Motorola, Inc.                              11,959,025
                                                         ------------
                                                         $ 61,658,723
                                                         ------------
               Computer Hardware - 6.0%
  185,800      Apple Computer, Inc.*                     $ 10,612,896
  597,000      Dell, Inc.*                                 14,572,770
  302,240      Palm, Inc.*(b)                               4,866,064
                                                         ------------
                                                         $ 30,051,730
                                                         ------------
               Total Technology Hardware & Equipment     $ 91,710,453
                                                         ------------
               Semiconductors - 4.4%
  180,250      Maxim Integrated Products*                $  5,787,828
  532,500      Texas Instruments, Inc.                     16,129,425
                                                         ------------
                                                         $ 21,917,253
                                                         ------------
               Total Semiconductors                      $ 21,917,253
                                                         ------------
               Utilities - 2.8%
               Independent Power Producer & Energy Traders - 2.8%
  230,900      TXU Corp.                                 $ 13,805,511
                                                         ------------
               Total Utilities                           $ 13,805,511
                                                         ------------
               TOTAL COMMON STOCKS
               (Cost $514,377,847)                       $499,758,406
                                                         ------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                          Value
               TEMPORARY CASH INVESTMENT - 7.3%
               Security Lending Collateral - 7.3%
36,248,288     Securities Lending Investment Fund, 5.16%     $ 36,248,288
                                                             ------------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $36,248,288)                            $ 36,248,288
                                                             ------------
               TOTAL INVESTMENTS IN SECURITIES - 107.4%
               (Cost $550,626,135)                           $536,006,694
                                                             ------------
               OTHER ASSEST AND LIABILITIES - (7.4)%         $(36,818,123)
                                                             ------------
               TOTAL NET ASSETS - 100.0%                     $499,188,571
                                                             ============

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a)      At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $559,125,496 was as follows:
           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost                                 $   20,614,696
           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value                                    (43,733,499)
                                                                                           --------------
           Net unrealized loss                                                             $  (23,118,803)
                                                                                           ==============

(b)      At June 30, 2006, the following securities were out on loan:

                                                                        Market
            Shares        Security                                      Value
           107,171        Carnival Corp.                           $  4,473,318
           131,076        Cooper Companies, Inc.                      5,805,356
           220,419        IMS Health, Inc.++                          5,918,250
           246,946        Palm, Inc.*                                 3,975,831
           200,826        Par Pharmaceutical Co., Inc.*               3,707,248
           346,627        Teva Pharmaceutical Industries, Ltd.       10,949,947
                                                                   ------------
                          Total                                    $ 34,829,950
                                                                   ============

++       Pending sale at 6/30/06

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2006 aggregated $270,650,239 and $335,731,009, respectively.


The accompanying notes are an integral part of these financial statements.   21

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $34,829,950) (cost $550,626,135)                         $  536,006,694
  Receivables -
    Investment securities sold                                   20,612,307
    Fund shares sold                                                109,303
    Dividends, interest and foreign taxes withheld                  863,339
  Other                                                              25,141
                                                             --------------
     Total assets                                             $ 557,616,784
                                                             --------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $  19,722,472
    Fund shares repurchased                                         787,056
    Upon return of securities loaned                             36,248,288
  Due to bank                                                     1,209,626
  Due to affiliates                                                 110,610
  Accrued expenses                                                  350,161
                                                             --------------
     Total liabilities                                        $  58,428,213
                                                             --------------
NET ASSETS:
  Paid-in capital                                            $1,018,511,533
  Accumulated net investment loss                                  (981,059)
  Accumulated net realized loss on investments                 (503,722,462)
  Net unrealized loss on investments                            (14,619,441)
                                                             --------------
     Total net assets                                         $ 499,188,571
                                                             ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $365,424,144/30,090,921 shares)           $       12.14
                                                             ==============
  Class B (based on $97,646,961/8,913,461 shares)             $       10.95
                                                             ==============
  Class C (based on $32,447,664/2,927,316 shares)             $       11.08
                                                             ==============
  Investor Class (based on $816,590/66,846 shares)            $       12.22
                                                             ==============
  Class R (based on $374,516/31,008 shares)                   $       12.08
                                                             ==============
  Class Y (based on $2,478,696/192,980 shares)                $       12.84
                                                             ==============
MAXIMUM OFFERING PRICE:
  Class A ($12.14 [divided by] 94.25%)                        $       12.88
                                                             ==============


22    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $64,665)   $3,477,919
  Interest                                                   44,213
  Income from securities loaned, net                         10,321
                                                         ----------
     Total investment income                                             $  3,532,453
                                                                         ------------
EXPENSES:
  Management fees
    Basic Fee                                            $1,907,625
    Performance Adjustment                                 (237,908)
  Transfer agent fees and expenses
    Class A                                                 907,589
    Class B                                                 427,176
    Class C                                                 111,393
    Investor Class                                            3,368
    Class R                                                     817
    Class Y                                                     487
  Distribution fees
    Class A                                                 460,957
    Class B                                                 573,051
    Class C                                                 182,325
    Class R                                                   1,057
  Administrative reimbursements                              54,266
  Custodian fees                                             11,983
  Registration fees                                          34,854
  Professional fees                                          20,603
  Printing expense                                           41,961
  Fees and expenses of nonaffiliated trustees                 7,917
  Miscellaneous                                              10,828
                                                         ----------
     Total expenses                                                      $  4,520,349
     Less management fees waived and expenses
       reimbursed by Pioneer Investment
       Management, Inc.                                                        (1,233)
     Less fees paid indirectly                                                 (5,604)
                                                                         ------------
     Net expenses                                                        $  4,513,512
                                                                         ------------
       Net investment loss                                               $   (981,059)
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                       $ 15,248,925
                                                                         ------------
  Change in net unrealized loss on Investments                           $(29,326,189)
                                                                         ------------
  Net loss on investments                                                $(14,077,264)
                                                                         ------------
  Net decrease in net assets resulting from operations                   $(15,058,323)
                                                                         ============


The accompanying notes are an integral part of these financial statements.   23

Pioneer Growth Shares
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/06 and the Year Ended 12/31/05, respectively

                                                           Six Months
                                                              Ended             Year
                                                             6/30/06            Ended
                                                           (unaudited)        12/31/05
FROM OPERATIONS:
Net investment loss                                      $    (981,059)    $   (3,438,575)
Net realized gain on investments                            15,248,925         56,226,606
Change in net unrealized gain (loss) on investments        (29,326,189)       (37,581,730)
                                                         -------------     --------------
    Net increase (decrease) in net assets resulting
     from operations                                     $ (15,058,323)    $   15,206,301
                                                         -------------     --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A $0.00 and $0.00 per share, respectively)     $           -     $      (74,305)
    Class R ($0.00 and $0.00 per share, respectively)                -                (47)
    Class Y ($0.00 and $0.00 per share, respectively)                -               (430)
                                                         -------------     --------------
     Total distributions to shareowners                  $           -     $      (74,782)
                                                         -------------     --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  34,222,280     $   61,452,225
Reinvestment of distributions                                        -             71,087
Cost of shares repurchased                                 (98,676,431)      (209,462,633)
                                                         -------------     --------------
    Net decrease in net assets resulting from
     Fund share transactions                             $ (64,454,151)    $ (147,939,321)
                                                         -------------     --------------
    Net decrease in net assets                           $ (79,512,474)    $ (132,807,802)
NET ASSETS:
Beginning of period                                        578,701,045        711,508,847
                                                         -------------     --------------
End of period (accumulated net investment loss of
  $(981,059) and $0 respectively)                        $ 499,188,571     $  578,701,045
                                                         =============     ==============


24    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '06 Shares      '06 Amount       '05 Shares        '05 Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         2,120,023    $  27,217,114        3,410,163    $   41,246,767
Reinvestment of distributions               -                -            5,638            71,035
Less shares repurchased            (4,270,793)     (54,377,385)     (10,325,481)     (124,860,166)
                                   ----------    -------------      -----------    --------------
    Net decrease                   (2,150,770)   $ (27,160,271)      (6,909,680)   $  (83,542,364)
                                   ----------    -------------      -----------    --------------
CLASS B
Shares sold                           407,043    $   4,686,334        1,116,299    $   12,355,953
Less shares repurchased            (3,133,840)     (36,285,238)      (5,376,317)      (59,237,225)
                                   ----------    -------------      -----------    --------------
    Net decrease                   (2,726,797)   $ (31,598,904)      (4,260,018)   $  (46,881,272)
                                   ----------    -------------      -----------    --------------
CLASS C
Shares sold                           175,119    $   2,036,837          633,790    $    7,059,454
Less shares repurchased              (623,264)      (7,254,345)      (1,700,164)      (18,903,111)
                                   ----------    -------------      -----------    --------------
    Net decrease                     (448,145)   $  (5,217,508)      (1,066,374)   $  (11,843,657)
                                   ----------    -------------      -----------    --------------
INVESTOR CLASS
Less shares repurchased               (20,903)   $    (272,522)        (469,139)   $   (5,553,756)
                                   ----------    -------------      -----------    --------------
    Net decrease                      (20,903)   $    (272,522)        (469,139)   $   (5,553,756)
                                   ----------    -------------      -----------    --------------
CLASS R
Shares sold                             3,582    $      45,250           12,463    $      153,393
Reinvestment of distributions               -                -                2                25
Less shares repurchased                (6,157)         (78,049)          (3,237)          (38,317)
                                   ----------    -------------      -----------    --------------
    Net increase (decrease)            (2,575)   $     (32,799)           9,228    $      115,101
                                   ----------    -------------      -----------    --------------
CLASS Y
Shares sold                            17,747    $     236,745           50,346    $      636,658
Reinvestment of distributions               -                -                2                27
Less shares repurchased               (30,227)        (408,892)         (69,145)         (870,058)
                                   ----------    -------------      -----------    --------------
    Net decrease                      (12,480)   $    (172,147)         (18,797)   $     (233,373)
                                   ----------    -------------      -----------    --------------


The accompanying notes are an integral part of these financial statements.   25

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                     Ended
                                                                    6/30/06         Year Ended
                                                                  (unaudited)        12/31/05
CLASS A
Net asset value, beginning of period                              $   12.52         $   12.13
                                                                  ---------         ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   (0.01)        $   (0.03)
 Net realized and unrealized gain (loss) on investments               (0.37)             0.42
                                                                  ---------         ---------
  Net increase (decrease) from investment operations              $   (0.38)        $    0.39
Distributions to shareowners:
 Net investment income                                                    -             (0.00)(b)
                                                                  ---------         ---------
Net increase (decrease) in net asset value                        $   (0.38)        $    0.39
                                                                  ---------         ---------
Net asset value, end of period                                    $   12.14         $   12.52
                                                                  =========         =========
Total return*                                                         (3.04)%            3.23%
Ratio of net expenses to average net assets+                           1.37%**           1.40%
Ratio of net investment income (loss) to average net assets+          (0.08)%**         (0.27)%
Portfolio turnover rate                                                  99%**             79%
Net assets, end of period (in thousands)                          $ 365,424         $ 403,610
Ratios with reductions for fees paid indirectly:
 Net expenses                                                          1.37%**           1.39%
 Net investment income (loss)                                         (0.08)%**         (0.26)%

                                                                Year Ended    Year Ended    Year Ended     Year Ended
                                                                 12/31/04      12/31/03    12/31/02 (a)     12/31/01
CLASS A
Net asset value, beginning of period                             $  11.42     $   9.05       $  13.90      $  17.21
                                                                 --------     --------       --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.04     $  (0.04)      $  (0.04)     $  (0.04)
 Net realized and unrealized gain (loss) on investments              0.68         2.41          (4.81)        (3.27)
                                                                 --------     --------       --------      --------
  Net increase (decrease) from investment operations             $   0.72     $   2.37       $  (4.85)     $  (3.31)
Distributions to shareowners:
 Net investment income                                              (0.01)           -              -             -
                                                                 --------     --------       --------      --------
Net increase (decrease) in net asset value                       $   0.71     $   2.37       $  (4.85)     $  (3.31)
                                                                 --------     --------       --------      --------
Net asset value, end of period                                   $  12.13     $  11.42       $   9.05      $  13.90
                                                                 ========     ========       ========      ========
Total return*                                                        6.29%       26.19%        (34.89)%      (19.23)%
Ratio of net expenses to average net assets+                         1.37%        1.45%          1.39%         1.18%
Ratio of net investment income (loss) to average net assets+         0.35%       (0.42)%        (0.39)%       (0.29)%
Portfolio turnover rate                                               194%          47%            88%          111%
Net assets, end of period (in thousands)                         $475,096     $516,234       $452,070      $836,149
Ratios with reductions for fees paid indirectly:
 Net expenses                                                        1.37%        1.45%          1.38%         1.16%
 Net investment income (loss)                                        0.35%       (0.42)%        (0.38)%       (0.27)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.
(a) The per share data presented above is based upon the average shares outstanding for the year presented.
(b) Amount rounds to less than $0.01 cent per share.


26    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                               6/30/06       Year Ended
                                                             (unaudited)      12/31/05
CLASS B
Net asset value, beginning of period                         $   11.35        $ 11.11
                                                             ---------        -------
Increase (decrease) from investment operations:
 Net investment loss                                         $   (0.07)       $ (0.16)
 Net realized and unrealized gain (loss) on investments          (0.33)          0.40
                                                             ---------        -------
  Net increase (decrease) from investment operations         $   (0.40)       $  0.24
                                                             ---------        -------
Net increase (decrease) in net asset value                   $   (0.40)       $  0.24
                                                             ---------        -------
Net asset value, end of period                               $   10.95        $ 11.35
                                                             =========        =======
Total return*                                                    (3.52)%         2.16%
Ratio of net expenses to average net assets+                      2.42%**        2.37%
Ratio of net investment loss to average net assets+              (1.15)%**      (1.25)%
Portfolio turnover rate                                             99%**          79%
Net assets, end of period (in thousands)                     $  97,647        $132,109
Ratios with reductions for fees paid indirectly:
 Net expenses                                                     2.42%**        2.35%
 Net investment loss                                             (1.15)%**      (1.23)%

                                                            Year Ended    Year Ended    Year Ended    Year Ended
                                                             12/31/04      12/31/03      12/31/02      12/31/01
CLASS B
Net asset value, beginning of period                        $  10.54       $  8.43      $  13.07      $  16.31
                                                            --------       -------      --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                        $  (0.06)      $ (0.14)     $  (0.27)     $  (0.17)
 Net realized and unrealized gain (loss) on investments         0.63          2.25         (4.37)        (3.07)
                                                            --------       -------      --------      --------
  Net increase (decrease) from investment operations        $   0.57       $  2.11      $  (4.64)     $  (3.24)
                                                            --------       -------      --------      --------
Net increase (decrease) in net asset value                  $   0.57       $  2.11      $  (4.64)     $  (3.24)
                                                            --------       -------      --------      --------
Net asset value, end of period                              $  11.11       $ 10.54      $   8.43      $  13.07
                                                            ========       =======      ========      ========
Total return*                                                   5.41%        25.03%       (35.50)%      (19.86)%
Ratio of net expenses to average net assets+                    2.27%         2.44%         2.26%         1.98%
Ratio of net investment loss to average net assets+            (0.58)%       (1.41)%       (1.27)%       (1.09)%
Portfolio turnover rate                                          194%           47%           88%          111%
Net assets, end of period (in thousands)                    $176,623      $213,481     $201,822      $400,506
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   2.27%         2.43%         2.25%         1.97%
 Net investment loss                                           (0.58)%       (1.40)%       (1.26)%       (1.08)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    27

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                               6/30/06      Year Ended
                                                             (unaudited)     12/31/05
CLASS C
Net asset value, beginning of period                         $   11.48       $ 11.23
                                                             ---------       -------
Increase (decrease) from investment operations:
 Net investment loss                                         $   (0.06)      $ (0.15)
 Net realized and unrealized gain (loss) on investments          (0.34)         0.40
                                                             ---------       -------
  Net increase (decrease) from investment operations         $   (0.40)      $  0.25
                                                             ---------       -------
Net increase (decrease) in net asset value                   $   (0.40)      $  0.25
                                                             ---------       -------
Net asset value, end of period                               $   11.08       $ 11.48
                                                             =========       =======
Total return*                                                    (3.48)%        2.23%
Ratio of net expenses to average net assets+                      2.29%**       2.31%
Ratio of net investment loss to average net assets+              (1.00)%**     (1.18)%
Portfolio turnover rate                                             99%**         79%
Net assets, end of period (in thousands)                     $  32,448       $38,751
Ratios with reductions for fees paid indirectly:
 Net expenses                                                     2.29%**       2.30%
 Net investment loss                                             (1.00%)**     (1.17%)

                                                           Year Ended   Year Ended   Year Ended    Year Ended
                                                            12/31/04     12/31/03     12/31/02      12/31/01
CLASS C
Net asset value, beginning of period                        $ 10.65      $  8.51     $   13.18     $   16.42
                                                            -------      -------     ---------     ---------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.06)     $ (0.12)    $   (0.23)    $   (0.15)
 Net realized and unrealized gain (loss) on investments        0.64         2.26         (4.44)        (3.09)
                                                            -------      -------     ---------     ---------
  Net increase (decrease) from investment operations        $  0.58      $  2.14     $   (4.67)    $   (3.24)
                                                            -------      -------     ---------     ---------
Net increase (decrease) in net asset value                  $  0.58      $  2.14     $   (4.67)    $   (3.24)
                                                            -------      -------     ---------     ---------
Net asset value, end of period                              $ 11.23      $ 10.65     $    8.51     $   13.18
                                                            =======      =======     =========     =========
Total return*                                                  5.45%       25.15%       (35.43)%      (19.73)%
Ratio of net expenses to average net assets+                   2.17%        2.32%         2.25%         1.87%
Ratio of net investment loss to average net assets+           (0.46)%      (1.29)%       (1.26)%       (0.98)%
Portfolio turnover rate                                         194%          47%           88%          111%
Net assets, end of period (in thousands)                    $49,881      $56,358     $  45,651     $  83,129
Ratios with reductions for fees paid indirectly:
 Net expenses                                                  2.17%        2.31%         2.24%         1.85%
 Net investment loss                                          (0.46%)      (1.28%)       (1.25%)       (0.96%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


28    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Six Months
                                                       Ended
                                                      6/30/06      Year Ended     12/11/04 (b)
                                                    (unaudited)     12/31/05      to 12/31/04
INVESTOR CLASS
Net asset value, beginning of period                $  12.56        $ 12.14       $  11.76
                                                    --------        -------       --------
Increase (decrease) from investment operations:
  Net investment income                             $   0.01        $  0.05       $   0.01
  Net realized and unrealized gain (loss) on
   investments                                         (0.35)          0.37           0.37
                                                    --------        -------       --------
   Net increase (decrease) from
     investment operations                          $  (0.34)       $  0.42       $   0.38
                                                    --------        -------       --------
Net increase (decrease) in net asset value          $  (0.34)       $  0.42       $   0.38
                                                    --------        -------       --------
Net asset value, end of period                      $  12.22        $ 12.56       $  12.14
                                                    ========        =======       ========
Total return*                                          (2.86)%         3.46%          3.23% (a)
Ratio of net expenses to average net assets+            1.15%**        0.95%          0.85%**
Ratio of net investment income to average
  net assets+                                           0.13%**        0.20%          0.93%**
Portfolio turnover rate                                   99%**          79%           194%
Net assets, end of period (in thousands)            $    817        $ 1,102       $  6,766
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reductions for fees paid indirectly:
  Net expenses                                          1.43%**        1.00%          0.85%**
  Net investment income (loss)                         (0.15)%**       0.15%          0.91%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reductions for fees paid indirectly:
  Net expenses                                          1.15%**        0.95%          0.85%**
  Net investment income                                 0.13%**        0.20%          0.93%**

(a) Return is not annualized.
(b) Investor Class shares commenced operations on December 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   29

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Six Months
                                        Ended
                                       6/30/06         Year Ended      Year Ended       4/1/03 (a)
                                     (unaudited)        12/31/05        12/31/04        to 12/31/03
CLASS R
Net asset value, beginning of
  period                             $  12.47         $   12.12         $ 11.45        $     9.26
                                     --------         ---------         -------        ----------
Increase (decrease) from
  investment operations:
  Net investment income (loss)       $  (0.02)        $   (0.06)        $  0.07        $    (0.00)(b)
  Net realized and unrealized
   gain (loss) on investments           (0.37)             0.41            0.65              2.19
                                     --------         ---------         -------        ----------
   Net increase (decrease) from
     investment operations           $  (0.39)        $    0.35         $  0.72        $     2.19
Distributions to shareowners:
  Net investment Income                     -             (0.00)(b)       (0.05)                -
                                     --------         ---------         -------        ----------
Net increase (decrease) in net
  asset value                        $  (0.39)        $    0.35         $  0.67        $     2.19
                                     --------         ---------         -------        ----------
Net asset value, end of period       $  12.08         $   12.47         $ 12.12        $    11.45
                                     ========         =========         =======        ==========
Total return*                           (3.13)%            2.90%           6.26%            23.65%(c)
Ratio of net expenses to average
  net assets+                            1.59%**           1.72%           1.37%             1.18%**
Ratio of net investment income
  (loss) to average net assets+         (0.31)%**         (0.59)%          1.01%            (0.11)%**
Portfolio turnover rate                    99%**             79%            194%               47%
Net assets, end of period
  (in thousands)                     $    375         $     419         $   295        $        4
Ratios with reductions for fees
  paid indirectly:
  Net expenses                           1.59%**           1.70%           1.37%             1.18%**
  Net investment income (loss)          (0.31)%**         (0.57)%          1.01%            (0.11)%**

(a) Class R shares were first publicly offered on April 1, 2003.
(b) Amount rounds to less than $0.01 cent per share.
(c) Return is not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


30    The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/06       Year Ended
CLASS Y                                                    (unaudited)      12/31/05
Net asset value, beginning of period                        $ 13.19        $   12.70
                                                            -------        ---------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.04        $    0.05
 Net realized and unrealized gain (loss) on investments       (0.39)            0.44
                                                            -------        ---------
  Net increase (decrease) from investment operations        $ (0.35)       $    0.49
Distributions to shareowners:
 Net investment income                                            -            (0.00)(a)
                                                            -------        ---------
Net increase (decrease) in net asset value                  $ (0.35)       $    0.49
                                                            -------        ---------
Net asset value, end of period                              $ 12.84        $   13.19
                                                            =======        =========
Total return*                                                 (2.65)%           3.88%
Ratio of net expenses to average net assets+                   0.71%**          0.73%
Ratio of net investment income to average net assets+          0.58%**          0.40%
Portfolio turnover rate                                          99%**            79%
Net assets, end of period (in thousands)                    $ 2,479        $   2,710
Ratios with reductions for fees paid indirectly:
 Net expenses                                                  0.71%**          0.72%
 Net investment income                                         0.58%**          0.41%

                                                           Year Ended   Year Ended   Year Ended    Year Ended
CLASS Y                                                     12/31/04     12/31/03     12/31/02      12/31/01
Net asset value, beginning of period                        $ 11.95      $   9.39    $   14.34     $   17.65
                                                            -------      --------    ---------     ---------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.13      $   0.03    $    0.03     $    0.04
 Net realized and unrealized gain (loss) on investments        0.71          2.53        (4.98)        (3.35)
                                                            -------      --------    ---------     ---------
  Net increase (decrease) from investment operations        $  0.84      $   2.56    $   (4.95)    $   (3.31)
Distributions to shareowners:
 Net investment income                                        (0.09)            -            -             -
                                                            -------      --------    ---------     ---------
Net increase (decrease) in net asset value                  $  0.75      $   2.56    $   (4.95)    $   (3.31)
                                                            -------      --------    ---------     ---------
Net asset value, end of period                              $ 12.70      $  11.95    $    9.39     $   14.34
                                                            =======      ========    =========     =========
Total return*                                                  7.08%        27.26%      (34.52)%      (18.75)%
Ratio of net expenses to average net assets+                   0.67%         0.71%        0.74%         0.61%
Ratio of net investment income to average net assets+          1.02%         0.32%        0.24%         0.33%
Portfolio turnover rate                                         194%           47%          88%          111%
Net assets, end of period (in thousands)                    $ 2,849      $  3,242    $   3,231     $  10,755
Ratios with reductions for fees paid indirectly:
 Net expenses                                                  0.66%         0.71%        0.73%         0.58%
 Net investment income                                         1.02%         0.32%        0.25%         0.36%

(a) Amount rounds to less than $0.01 cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    31

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Growth Shares (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek appreciation of capital.

The Fund offers six classes of shares - Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Class R shares were first publicly offered on April 1, 2003. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Investor Class shares were first issued on December 11, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks are contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments on futures contracts ("variation margin") are paid or received by

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Fund. Change in value of the contracts may not directly correlate to the change in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At June 30, 2006 there were no open futures contracts.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                      2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                    $74,782
  Long-term capital gain                   -
                                     -------
    Total                            $74,782
                                     =======
--------------------------------------------------------------------------------


    The following shows the components of accumulated losses on a federal income tax basis at December 31, 2005.

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2005
--------------------------------------------------------------------------------
  Capital loss carryforward     $  (510,472,025)
  Unrealized appreciation             6,207,386
                                ---------------
    Total                       $  (504,264,639)
                                ===============
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $38,342 in underwriting commissions on the sale of Class A shares for the six months ended June 30, 2006.

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, Investor Class and Class R shares of the Fund, respectively (see Note 4). Class Y and Investor Class shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

F.  Securities Lending

    The Fund lends securities in the Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the excess over $1 billion. The basic fee is subject to a performance adjustment up to a maximum of +/-0.10% based on the Fund's Class A investment performance as compared with the Russell 1000 Growth Index over a rolling 36-month period. In addition the fee is further limited to a maximum annualized rate adjustment of +/-0.10% (a "ceiling"

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

and a "floor"). Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. For the six months ended June 30, 2006, the aggregate performance adjustment resulted in a decrease to the basic fee of $237,908. The management fee was equivalent to 0.61% of the average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit expenses to 1.15% of average daily net assets attributable to Investor Class shares.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At June 30, 2006, $316,551 was payable from PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $420,020 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as

Pioneer Growth Shares
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

compensation for distribution services. Included in due to affiliates is $6,063 in distribution fees payable to PFD at June 30, 2006 The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2006, CDSCs in the amount of $98,596 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2006, the Fund's expenses were reduced by $5,604 under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual

Pioneer Growth Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

7. Merger Information

On December 8, 2004, beneficial owners of Safeco Large-Cap Growth Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares of the Fund, based on Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

-------------------------------------------------------------------------------------------
                           Pioneer Growth        Safeco Large-Cap        Pioneer Growth
                               Shares               Growth Fund              Shares
                        (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-------------------------------------------------------------------------------------------
  Net Assets                $696,269,073            $6,560,837            $702,829,910
  Shares Outstanding          60,757,867               679,972              61,315,761
  Investor Class
   Shares Issued                                                               557,894
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Unrealized
                                 Appreciation/(Depreciation)    Accumulated
                                       on Closing Date          Gain/(Loss)
--------------------------------------------------------------------------------
 Safeco Large-Cap Growth Fund              $697,836             $(610,297)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended December 31, 2005, the percentage of the ordinary income distributions made by the Fund subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003, was 100.00%.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 100.00%.

Pioneer Growth Shares
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
     Trustees                           Officers
     John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
     David R. Bock                      Osbert M. Hood, Executive
     Mary K. Bush                        Vice President
     Margaret B.W. Graham               Vincent Nave, Treasurer
     Osbert M. Hood                     Dorothy E. Bourassa, Secretary
     Thomas J. Perna
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll-free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.


44

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Growth Shares Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.